Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2018
Registrant Name	UBS Series Funds
Central Index Key	0001060517
Amendment Flag	false
Document Creation Date	Jun. 29, 2018
Document Effective Date	Jun. 29, 2018
Prospectus Date	Jun. 29, 2018